Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Other Operating Income and Expenses

Note 33 - Other Operating Income and Expenses

a)    Other operating income

The detail of other operating income is as follows:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Income from assets received in lieu of payment
Gain on sales of assets received in lieu of payment	3,287	5,449	8,562
Other income	30,622	13,163	30
Subtotals	33,909	18,612	8,592
Other income
Compensations from insurance companies	693	6	53
Lease contracts related income	819	280	724
Gain on sale of property, plant and equipment	14	2,248	5,519
Recovery of leased assets	59	73	1,349
Other leasing transactions operating income, subsidiaries	4,604	3,020	2,158
Gain on sale of leased assets	688	1,914	1,447
Other operating income	933	432	199
Revenue from insurance companies agreement	1,537	4,538	3,626
Income from recovery of foreign expenses	895	747	620
Recoveries from expenses provisions	15,739	7,243	1,166
Other income	5,688	5,859	1,203
Subtotals	31,669	26,360	18,064
Totals	65,578	44,972	26,656

Note 33 - Other Operating Income and Expenses continued

b)    Other operating expenses

During the years ended December 31, 2020, 2019 and 2018, the Bank presents other operating expenses according to the following detail:

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Provisions for assets received in lieu of payment	(4,006)	(18,062)	(16,132)
Maintenance expenses for assets received in lieu of payment	(1,086)	(1,663)	(1,301)
Subtotals	(5,092)	(19,725)	(17,433)
Provisions for contingencies
Other provisions for contingencies	(3,119)	(507)	(1,998)
Subtotals	(3,119)	(507)	(1,998)
Other expenses
Loss on sale of property, plant and equipment	(145)	(655)	(307)
Credit card loyalty point benefits expenses	—	—	(14,306)
Restructuring costs	(7,190)	—	—
Operating loss expenses	(5,219)	(17,468)	(10,589)
Insurance expense (law 20,027)	(36,075)	(802)	(622)
Provision expense for recovered leased assets	(1,191)	(3,105)	(4,170)
Expenses loss on sale of assets	(16,262)	(9,386)	—
Banking expenses	(2,754)	(1,932)	(2,450)
Fines and penalties	(4,502)	(2,454)	(13,110)
Loss on damaged assets	—	(696)	(2,311)
Other expenses	(8,962)	(4,819)	(903)
Subtotals	(82,300)	(41,317)	(48,768)
Totals	(90,511)	(61,549)	(68,199)